BUSINESS COMBINATION (Details Narrative) - Kayser Myanmar [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Jan. 12, 2017	Mar. 09, 2015	Jun. 09, 2014
Business Acquisition [Line Items]
Equity method investment ownership percentage	84.00%		50.00%	25.00%
Contingent consideration			$ 50	$ 25
Noncontrolling ownership percentage	25.00%	9.00%
Noncontrolling contingent consideration	$ 25	$ 9